Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Significant Accounting Policies [Line Items]
Depreciation of assets	$ 59,000	$ 97,000	$ 208,000
Amounts receivable from credit card issuers	$ 1,700,000	$ 1,500,000
Accounts receivable periods		30 days
Amortization method of intangible assets	Trademarks and tradenames are amortized using the straight-line method over a period of 15 to 20 years.
Intangible assets	$ 1,800,000	$ 1,900,000
Accumulated amortization of intangible assets	$ 900,000	800,000
Period of warranties	3 years
Asset impairment charges	$ 200,000	0	0
Reimbursement of advertising cost	2,900,000	2,600,000	2,900,000
Advertising and marketing expense	$ 9,500,000	$ 11,000,000	$ 10,800,000
Stock Options [Member]
Significant Accounting Policies [Line Items]
Outstanding	442,088	668,421	232,821
Warrants [Member]
Significant Accounting Policies [Line Items]
Outstanding	382,693	382,693	382,693
Stock Appreciation Rights [Member]
Significant Accounting Policies [Line Items]
Outstanding		4,347
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Gains (losses) on foreign exchange	$ (400,000)	$ (200,000)	$ 100,000
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Gains (losses) on foreign exchange	$ 500,000	$ 300,000	$ 200,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges		18.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges		2.90%